DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2012 OBO [Member]	Dec. 31, 2013 OBO [Member] vessel	Dec. 31, 2012 OBO [Member] vessel	Dec. 31, 2012 Front Rider [Member]	Dec. 31, 2012 Front Climber [Member]	Dec. 31, 2012 Front Driver [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2013 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]
Operating revenues		$ 517,190,000	$ 578,361,000	$ 723,495,000								$ 1,840,000	$ 89,747,000	$ 86,607,000
Gain (loss) on sale of vessels		23,558,000	34,759,000	(280,803,000)								(847,000)	(17,946,000)	(27,091,000)
Profit share expense												0	0	482,000
Contingent rental (income) expense		(8,726,000)	0	0								0	32,156,000	0
Impairment of vessels		103,700,000	32,000,000	121,400,000			27,300,000	4,900,000	4,200,000	4,000,000	14,200,000	0	27,316,000	0
Net (loss) income from discontinued operations		$ (1,204,000)	$ (12,544,000)	$ 1,731,000
Number of vessels disposed of	1				2
Number of vessels impaired			5				4
Number of vessels whose lease was terminated						1	3